Exhibit 99.13

Monthly Investor Report: Verizon Master Trust - VZMT 2026-1

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
April 2026		05/20/2026		2		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	2/22/28	02/20/2031	$1,102,623,000.00		3.94%			3.94%
Class A-1b	2/22/28	02/20/2031	$367,541,000.00	30	SOFR +0.40%	05/13/2026	3.64285%	4.04%
Class B	2/22/28	02/20/2031	$112,398,000.00		4.19%			4.19%
Class C	2/22/28	02/20/2031	$67,438,000.00		4.43%			4.43%

Total			$1,650,000,000.00

Series 2026-1 Allocation % x Group One Available Funds	$108,075,419.52
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$108,075,419.52

Beginning of Period Reserve Account Balance	$17,983,651.23
Required Reserve Amount	$17,983,651.23
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$17,983,651.23

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$119.83	$119.83	$0.00	$0.00	$108,075,299.69
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$108,075,299.69
Asset Representations Reviewer Fee	$62.54	$62.54	$0.00	$0.00	$108,075,237.15
Supplemental ARR Fee	$250.14	$250.14	$0.00	$0.00	$108,074,987.01
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$108,073,737.01
Servicing Fee	$1,263,956.57	$1,263,956.57	$0.00	$0.00	$106,809,780.44
Class A-1a Note Interest	$3,620,278.85	$3,620,278.85	$0.00	$0.00	$103,189,501.59
Class A-1b Note Interest	$1,238,260.94	$1,238,260.94	$0.00	$0.00	$101,951,240.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$101,951,240.65
Class B Note Interest	$392,456.35	$392,456.35	$0.00	$0.00	$101,558,784.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$101,558,784.30
Class C Note Interest	$248,958.62	$248,958.62	$0.00	$0.00	$101,309,825.68
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$101,309,825.68
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$101,309,825.68
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$101,309,825.68
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$101,309,825.68
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$101,309,825.68
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$101,309,825.68
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$101,309,825.68
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$101,309,825.68
Class R Interest	$101,309,825.68	$101,309,825.68	$0.00	$0.00	$0.00

Total	$108,075,419.52	$108,075,419.52	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,620,287.85	$0.00	$0.00	$3,620,278.85
Class A-1b	$0.00	$0.00	$1,238,260.94	$0.00	$0.00	$1,238,260.94
Class B	$0.00	$0.00	$392,456.35	$0.00	$0.00	$392,456.35
Class C	$0.00	$0.00	$248,958.62	$0.00	$0.00	$248,958.62

Total	$0.00	$0.00	$5,499,954.76	$0.00	$0.00	$5,499,954.76

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.28	$0.00	$3.28	$1,102,623,000.00	1.00	$1,102,623,000.00	1.00
Class A-1b	$1,000.00	$3.37	$0.00	$3.37	$367,541,000.00	1.00	$367,541,000.00	1.00
Class B	$1,000.00	$3.49	$0.00	$3.49	$112,398,000.00	1.00	$112,398,000.00	1.00
Class C	$1,000.00	$3.69	$0.00	$3.69	$67,438,000.00	1.00	$67,438,000.00	1.00

Total	$1,000.00	$3.33	$0.00	$3.33	$1,650,000,000.00	1.00	$1,650,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$825,000,000.00		825,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.